CONVERTIBLE NOTES (Details Narrative) - Parent Company [Member] - USD ($)		3 Months Ended	6 Months Ended
	Feb. 17, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Convertible Notes		$ 3,617,508	$ 3,617,508
Securities Purchase Agreement [Member]
Convertible Notes		3,617,508	3,617,508
Debt discount amortized		187,500	274,038
Change in fair value of derivatives		$ 254,654	$ 343,470
Securities Purchase Agreement [Member] | Cobra Alternative Capital Strategies LLC [Member]
Aggregate principal amount	$ 3,750,000
Conversion price per share	92.50%
Floor price per share	4.00%
Commitment fee shares to investors	2,106,527